Related party transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions Tables Abstract
Schedule of Aggregate compensation of KMP
	2019	2018
Salary and short-term benefits	1,554	2,087
Share – based payments	368	489
	1,922	2,576